Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
John Wiley & Sons, Inc., Class A	80,918	3,039,280
Total Communication Services		3,039,280
Consumer Discretionary 9.4%
Auto Components 1.5%
Adient PLC(a)	82,799	2,297,672
Modine Manufacturing Co.(a)	195,678	2,532,073
Standard Motor Products, Inc.	102,860	3,342,950
Total		8,172,695
Automobiles 0.9%
Harley-Davidson, Inc.	60,363	2,105,461
Winnebago Industries, Inc.	54,366	2,892,815
Total		4,998,276
Hotels, Restaurants & Leisure 1.4%
Bloomin’ Brands, Inc.	172,912	3,169,477
Cracker Barrel Old Country Store, Inc.	23,920	2,214,514
El Pollo Loco Holdings, Inc.(a)	154,923	1,381,913
Papa John’s International, Inc.	9,894	692,679
Total		7,458,583
Household Durables 1.6%
La-Z-Boy, Inc.	132,842	2,998,244
Taylor Morrison Home Corp., Class A(a)	115,755	2,699,407
Tri Pointe Homes, Inc.(a)	150,001	2,266,515
Universal Electronics, Inc.(a)	58,235	1,145,482
Total		9,109,648
Internet & Direct Marketing Retail 0.2%
Quotient Technology, Inc.(a)	480,299	1,109,491
Multiline Retail 0.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	62,663	3,233,411
Specialty Retail 1.3%
American Eagle Outfitters, Inc.	95,520	929,410
Designer Brands, Inc.	204,556	3,131,752
Urban Outfitters, Inc.(a)	167,130	3,284,104
Total		7,345,266
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.9%
Carter’s, Inc.	43,292	2,836,925
Gildan Activewear, Inc.	87,541	2,474,784
Oxford Industries, Inc.	30,048	2,697,710
Steven Madden Ltd.	86,299	2,301,594
Total		10,311,013
Total Consumer Discretionary		51,738,383
Consumer Staples 4.5%
Food & Staples Retailing 0.3%
Sprouts Farmers Market, Inc.(a)	55,600	1,542,900
Food Products 1.8%
Hain Celestial Group, Inc. (The)(a)	337,116	5,690,518
TreeHouse Foods, Inc.(a)	101,748	4,316,150
Total		10,006,668
Household Products 0.6%
Central Garden & Pet Co., Class A(a)	67,650	2,310,924
Spectrum Brands Holdings, Inc.	29,699	1,159,152
Total		3,470,076
Personal Products 1.8%
Coty, Inc., Class A(a)	1,206,132	7,622,755
Edgewell Personal Care Co.	66,653	2,492,822
Total		10,115,577
Total Consumer Staples		25,135,221
Energy 4.4%
Energy Equipment & Services 1.7%
Dril-Quip, Inc.(a)	214,000	4,177,280
Expro Group Holdings NV(a)	225,892	2,877,864
Helmerich & Payne, Inc.	66,941	2,474,809
Total		9,529,953
Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.7%
Earthstone Energy, Inc., Class A(a)	148,060	1,824,099
Matador Resources Co.	92,226	4,511,696
PDC Energy, Inc.	35,876	2,073,274
Range Resources Corp.	92,130	2,327,204
SM Energy Co.	103,121	3,878,381
Total		14,614,654
Total Energy		24,144,607
Financials 19.8%
Banks 17.0%
Ameris Bancorp	86,515	3,868,086
Atlantic Union Bankshares Corp.	101,534	3,084,603
Banc of California, Inc.	198,395	3,168,368
Berkshire Hills Bancorp, Inc.	131,040	3,577,392
Community Bank System, Inc.	46,101	2,769,748
ConnectOne Bancorp, Inc.	114,234	2,634,236
Dime Community Bancshares, Inc.	114,649	3,356,923
Eastern Bankshares, Inc.	204,200	4,010,488
Enterprise Financial Services Corp.	135,675	5,975,127
First BanCorp	81,953	2,997,841
First Merchants Corp.	90,453	3,498,722
Glacier Bancorp, Inc.	73,116	3,592,189
Hancock Whitney Corp.	21,268	974,287
Lakeland Financial Corp.	18,594	1,353,829
National Bank Holdings Corp., Class A	129,412	4,786,950
Old National Bancorp	228,025	3,755,572
Pacific Premier Bancorp, Inc.	181,104	5,606,980
Seacoast Banking Corp. of Florida	241,809	7,309,886
Simmons First National Corp., Class A	142,209	3,098,734
South State Corp.	31,632	2,502,724
Texas Capital Bancshares, Inc.(a)	69,215	4,085,761
Umpqua Holdings Corp.	245,551	4,196,466
United Community Banks, Inc.	158,521	5,247,045
Veritex Holdings, Inc.	93,827	2,494,860
Washington Federal, Inc.	102,467	3,071,961
WesBanco, Inc.	85,032	2,837,518
Total		93,856,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.4%
BrightSphere Investment Group, Inc.	131,513	1,960,859
Consumer Finance 0.9%
Green Dot Corp., Class A(a)	76,867	1,458,936
PRA Group, Inc.(a)	105,556	3,468,570
Total		4,927,506
Diversified Financial Services 0.5%
Compass Diversified Holdings	158,485	2,862,239
Insurance 0.4%
Argo Group International Holdings Ltd.	87,755	1,690,161
eHealth, Inc.(a)	111,605	436,376
Total		2,126,537
Thrifts & Mortgage Finance 0.6%
MGIC Investment Corp.	257,098	3,295,996
Total Financials		109,029,433
Health Care 8.0%
Biotechnology 1.0%
Alkermes PLC(a)	61,731	1,378,453
BioCryst Pharmaceuticals, Inc.(a)	216,006	2,721,676
Blueprint Medicines Corp.(a)	16,699	1,100,297
Immunogen, Inc.(a)	116,126	555,082
Total		5,755,508
Health Care Equipment & Supplies 4.3%
Angiodynamics, Inc.(a)	66,893	1,368,631
ICU Medical, Inc.(a)	45,032	6,781,819
Integer Holdings Corp.(a)	45,749	2,846,960
Lantheus Holdings, Inc.(a)	57,497	4,043,764
NuVasive, Inc.(a)	12,665	554,854
Orthofix Medical, Inc.(a)	349,234	6,673,862
SurModics, Inc.(a)	40,190	1,221,776
Total		23,491,666
Health Care Providers & Services 1.7%
Hanger, Inc.(a)	136,488	2,555,055
ModivCare, Inc.(a)	28,212	2,812,172
Owens & Minor, Inc.	96,845	2,333,965
Pediatrix Medical Group, Inc.(a)	109,715	1,811,395
Total		9,512,587

2	Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.5%
NextGen Healthcare, Inc.(a)	156,555	2,771,023
Life Sciences Tools & Services 0.2%
NeoGenomics, Inc.(a)	118,876	1,023,522
Pharmaceuticals 0.3%
ANI Pharmaceuticals, Inc.(a)	53,642	1,724,054
Total Health Care		44,278,360
Industrials 21.3%
Aerospace & Defense 1.1%
AAR Corp.(a)	73,385	2,628,651
Mercury Systems, Inc.(a)	86,667	3,518,680
Total		6,147,331
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	45,705	3,152,731
Building Products 2.4%
Apogee Enterprises, Inc.	102,597	3,921,257
Armstrong World Industries, Inc.	42,467	3,364,660
PGT, Inc.(a)	155,934	3,268,377
Quanex Building Products Corp.	147,336	2,675,622
Total		13,229,916
Commercial Services & Supplies 3.8%
ABM Industries, Inc.	89,732	3,430,454
Brady Corp., Class A	74,815	3,122,030
Deluxe Corp.	127,164	2,117,281
Harsco Corp.(a)	167,045	624,748
KAR Auction Services, Inc.(a)	165,638	1,850,176
MillerKnoll, Inc.	122,728	1,914,557
SP Plus Corp.(a)	255,962	8,016,730
Total		21,075,976
Construction & Engineering 1.4%
Granite Construction, Inc.	113,836	2,890,296
Great Lakes Dredge & Dock Corp.(a)	267,353	2,026,536
Sterling Infrastructure, Inc.(a)	133,290	2,861,736
Total		7,778,568
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.1%
AZZ, Inc.	103,212	3,768,270
EnerSys	52,981	3,081,905
GrafTech International Ltd.	335,278	1,445,048
Regal Rexnord Corp.	62,502	8,772,781
Total		17,068,004
Machinery 6.1%
Albany International Corp., Class A	47,113	3,713,918
Astec Industries, Inc.	122,693	3,826,794
CIRCOR International, Inc.(a)	155,851	2,569,983
Columbus McKinnon Corp.	54,848	1,434,824
Desktop Metal, Inc., Class A(a)	122,378	316,959
Federal Signal Corp.	80,750	3,013,590
Hillenbrand, Inc.	82,244	3,020,000
Mueller Water Products, Inc., Class A	155,710	1,599,142
REV Group, Inc.	320,975	3,540,354
SPX Technologies, Inc.(a)	136,405	7,532,284
Terex Corp.	104,109	3,096,201
Total		33,664,049
Professional Services 1.6%
CBIZ, Inc.(a)	89,380	3,823,677
Huron Consulting Group, Inc.(a)	20,297	1,344,676
KBR, Inc.	87,982	3,802,582
Total		8,970,935
Road & Rail 1.2%
Marten Transport Ltd.	164,987	3,161,151
Werner Enterprises, Inc.	81,325	3,057,820
Total		6,218,971
Total Industrials		117,306,481
Information Technology 12.0%
Communications Equipment 1.2%
AudioCodes Ltd.	138,080	3,011,525
Netscout Systems, Inc.(a)	122,905	3,849,385
Total		6,860,910

Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.8%
Advanced Energy Industries, Inc.	31,361	2,427,655
Belden, Inc.	174,994	10,503,140
FARO Technologies, Inc.(a)	111,664	3,064,060
Knowles Corp.(a)	215,134	2,618,181
Methode Electronics, Inc.	103,341	3,839,118
Plexus Corp.(a)	45,347	3,970,583
Total		26,422,737
IT Services 2.0%
Conduent, Inc.(a)	1,126,754	3,763,358
CSG Systems International, Inc.	86,104	4,553,180
MAXIMUS, Inc.	47,922	2,773,246
Total		11,089,784
Semiconductors & Semiconductor Equipment 0.6%
Kulicke & Soffa Industries, Inc.	79,242	3,053,194
Software 3.4%
Cognyte Software Ltd.(a)	302,106	1,220,508
LivePerson, Inc.(a)	55,614	523,884
NCR Corp.(a)	171,157	3,253,695
OneSpan, Inc.(a)	34,048	293,153
Progress Software Corp.	315,431	13,421,589
Total		18,712,829
Total Information Technology		66,139,454
Materials 7.0%
Chemicals 1.4%
Element Solutions, Inc.	151,710	2,468,322
Minerals Technologies, Inc.	49,313	2,436,555
Orion Engineered Carbons SA	212,267	2,833,764
Total		7,738,641
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	102,784	2,462,705
Containers & Packaging 1.7%
Greif, Inc., Class A	49,918	2,973,615
Myers Industries, Inc.	143,574	2,364,664
Silgan Holdings, Inc.	97,220	4,087,129
Total		9,425,408
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.3%
Alamos Gold, Inc., Class A	303,204	2,246,741
Compass Minerals International, Inc.	215,924	8,319,552
Kaiser Aluminum Corp.	46,478	2,851,425
Materion Corp.	48,938	3,915,040
Schnitzer Steel Industries, Inc., Class A	22,369	636,622
Total		17,969,380
Paper & Forest Products 0.2%
Glatfelter Corp.	352,763	1,097,093
Total Materials		38,693,227
Real Estate 7.8%
Equity Real Estate Investment Trusts (REITS) 7.6%
Brandywine Realty Trust	175,560	1,185,030
CareTrust REIT, Inc.	134,471	2,435,270
Cousins Properties, Inc.	77,079	1,799,795
Empire State Realty Trust, Inc., Class A	540,891	3,548,245
Equity Commonwealth	524,016	12,765,030
Four Corners Property Trust, Inc.	120,877	2,924,015
Kite Realty Group Trust	213,616	3,678,467
Pebblebrook Hotel Trust	158,471	2,299,414
Physicians Realty Trust	143,321	2,155,548
Sunstone Hotel Investors, Inc.	263,024	2,477,686
Terreno Realty Corp.	11,897	630,422
UMH Properties, Inc.	191,286	3,089,269
Washington Real Estate Investment Trust	171,588	3,013,085
Total		42,001,276
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.	86,528	1,082,468
Total Real Estate		43,083,744
Utilities 3.9%
Electric Utilities 1.9%
Allete, Inc.	58,252	2,915,512
OGE Energy Corp.	88,608	3,230,648
PNM Resources, Inc.	90,552	4,140,943
Total		10,287,103

4	Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.2%
New Jersey Resources Corp.	91,503	3,541,166
Spire, Inc.	45,117	2,812,143
Total		6,353,309
Multi-Utilities 0.8%
Avista Corp.	45,899	1,700,558
NorthWestern Corp.	60,406	2,976,807
Total		4,677,365
Total Utilities		21,317,777
Total Common Stocks (Cost $658,760,948)		543,905,967

Rights 0.0%

Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	4,869
Total Health Care		4,869
Rights (continued)
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		4,869

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(e),(f)	7,428,080	7,424,366
Total Money Market Funds (Cost $7,424,319)		7,424,366
Total Investments in Securities (Cost: $666,185,267)		551,335,202
Other Assets & Liabilities, Net		534,703
Net Assets		551,869,905

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $4,869, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $4,869, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	4,869

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	17,679,884	83,264,697	(93,520,899)	684	7,424,366	(3,372)	90,282	7,428,080
Abbreviation Legend
CVR	Contingent Value Rights
Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Partners Small Cap Value Fund | Third Quarter Report 2022

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3QT7058_12_A01_(11/22)